Credit quality indicators of non-covered loans held-in-portfolio based obligor risk ratings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	$ 20,983,192	[1]	$ 20,602,596	[1]
Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,021,780		808,933
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,634,432		2,665,499
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,608,450		2,817,266
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,593,540		3,681,629
Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	9,858,202		9,973,327
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	252,857		239,939
Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,078,507		5,518,460
Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	384,217	[2]	648,409	[2]
Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	540,523		548,706
Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,868,886		3,673,755
Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,198,213		1,230,029
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	491,035		557,894
Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,388,911		1,130,593
Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	561,084		518,476
Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	229,643		236,763
Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,022,517		981,730
Watch [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	79,468		71,755
Watch [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	229,414		369,603
Watch [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	218,299		222,484
Watch [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	463,247		278,208
Watch [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	990,428		942,050
Watch [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,913		5,447
Watch [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	26,176		34,233
Watch [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Watch [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	640,167		790,948
Special Mention Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	22,305		8,928
Special Mention Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	212,764		182,351
Special Mention Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	147,535		213,450
Special Mention Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	210,549		309,066
Special Mention Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	593,153		713,795
Special Mention Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	31,789		38,429
Special Mention Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,225		38,724
Special Mention Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Special Mention Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,609,815		2,889,823
Substandard Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	88,394		81,248
Substandard Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	456,600		441,862
Substandard Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	760,619		827,279
Substandard Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	475,588		542,460
Substandard Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,781,201		1,892,849
Substandard Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	62,460		123,658
Substandard Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	603,411		664,007
Substandard Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	109,470		148,629
Substandard Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,742		1,365
Substandard Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	48,531		59,315
Substandard Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	23,470		27,108
Substandard Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,483		6,531
Substandard Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,988		8,651
Substandard Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,551		6,836
Substandard Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,039		10,189
Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,404		12,429
Doubtful Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		2,886
Doubtful Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,242		4,631
Doubtful Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,162		3,326
Doubtful Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,404		10,843
Doubtful Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		1,586
Doubtful Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Doubtful Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	9,400		16,461
Unlikely To Be Collected Financing Receivable Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	682		1,458
Unlikely To Be Collected Financing Receivable Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	682		1,458
Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	123		4,277
Unlikely To Be Collected Financing Receivable Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,595		10,726
Unlikely To Be Collected Financing Receivable Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Unlikely To Be Collected Financing Receivable Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7,573		10,046
Unlikely To Be Collected Financing Receivable Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,018		652
Unlikely To Be Collected Financing Receivable Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4		28
Unlikely To Be Collected Financing Receivable Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	16,695,889		15,911,205
Pass Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	831,613		647,002
Pass Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,735,654		1,668,797
Pass Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,480,755		1,549,422
Pass Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,439,312		2,547,111
Pass Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,487,334		6,412,332
Pass Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	152,695		70,819
Pass Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,475,096		4,854,453
Pass Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	233,346		426,823
Pass Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	535,658		543,064
Pass Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,811,760		3,603,714
Pass Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,174,743		1,202,921
Pass Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	478,979		541,317
Pass Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,378,905		1,121,290
Pass Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	552,529		511,612
Pass Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	226,604		226,574
Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,287,303		4,691,391
Classified Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	190,167		161,931
Classified Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	898,778		996,702
Classified Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,127,695		1,267,844
Classified Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,154,228		1,134,518
Classified Loans [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,370,868		3,560,995
Classified Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	100,162		169,120
Classified Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	603,411		664,007
Classified Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	150,871		221,586
Classified Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,865		5,642
Classified Loans [Member] | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	57,126		70,041
Classified Loans [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	23,470		27,108
Classified Loans [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	12,056		16,577
Classified Loans [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,006		9,303
Classified Loans [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,555		6,864
Classified Loans [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,039		10,189
PUERTO RICO
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,232,327	[3]	14,840,139	[4]
PUERTO RICO | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	115,093	[3]	123,116	[4]
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,350,433	[3]	1,261,506	[4]
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,042,486	[3]	2,231,426	[4]
PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,788,272	[3]	2,854,534	[4]
PUERTO RICO | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,296,284	[3]	6,470,582	[4]
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	212,267	[3]	160,941	[4]
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,948,924	[3]	4,689,483	[4]
PUERTO RICO | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	540,523	[3]	548,706	[4]
PUERTO RICO | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,234,329	[3]	2,970,427	[4]
PUERTO RICO | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,183,072	[3]	1,215,820	[4]
PUERTO RICO | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	16,806	[3]	20,051	[4]
PUERTO RICO | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,245,782	[3]	983,188	[4]
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	560,316	[3]	516,264	[4]
PUERTO RICO | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	228,353	[3]	235,104	[4]
PUERTO RICO | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	756,865	[3]	629,751	[4]
PUERTO RICO | Watch [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	978	[3]	420	[4]
PUERTO RICO | Watch [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	120,608	[3]	177,523	[4]
PUERTO RICO | Watch [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	195,876	[3]	201,375	[4]
PUERTO RICO | Watch [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	438,758	[3]	248,188	[4]
PUERTO RICO | Watch [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	756,220	[3]	627,506	[4]
PUERTO RICO | Watch [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	645	[3]	2,245	[4]
PUERTO RICO | Watch [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Watch [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	531,345	[3]	638,310	[4]
PUERTO RICO | Special Mention Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	255	[3]	698	[4]
PUERTO RICO | Special Mention Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	156,853	[3]	134,266	[4]
PUERTO RICO | Special Mention Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	140,788	[3]	192,591	[4]
PUERTO RICO | Special Mention Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	201,660	[3]	282,935	[4]
PUERTO RICO | Special Mention Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	499,556	[3]	610,490	[4]
PUERTO RICO | Special Mention Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	31,789	[3]	27,820	[4]
PUERTO RICO | Special Mention Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Special Mention Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,985,730	[3]	2,094,555	[4]
PUERTO RICO | Substandard Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	16,736	[3]	11,848	[4]
Weighted average obligor risk rating	11.94	[3]	11.91	[4]
PUERTO RICO | Substandard Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	252,068	[3]	210,596	[4]
Weighted average obligor risk rating	11.28	[3]	11.23	[4]
PUERTO RICO | Substandard Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	647,458	[3]	680,912	[4]
Weighted average obligor risk rating	11.51	[3]	11.56	[4]
PUERTO RICO | Substandard Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	410,026	[3]	439,853	[4]
Weighted average obligor risk rating	11.35	[3]	11.40	[4]
PUERTO RICO | Substandard Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,326,288	[3]	1,343,209	[4]
Weighted average obligor risk rating	11.42	[3]	11.46	[4]
PUERTO RICO | Substandard Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	41,278	[3]	69,562	[4]
Weighted average obligor risk rating	11.99	[3]	11.76	[4]
PUERTO RICO | Substandard Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	569,334	[3]	626,771	[4]
PUERTO RICO | Substandard Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,742	[3]	1,365	[4]
PUERTO RICO | Substandard Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	44,088	[3]	53,648	[4]
PUERTO RICO | Substandard Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	22,965	[3]	26,373	[4]
PUERTO RICO | Substandard Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,333	[3]	1,757	[4]
PUERTO RICO | Substandard Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,203	[3]	8,523	[4]
PUERTO RICO | Substandard Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,551	[3]	6,830	[4]
PUERTO RICO | Substandard Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,036	[3]	10,165	[4]
PUERTO RICO | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,404	[3]	12,429	[4]
PUERTO RICO | Doubtful Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	2,886	[4]
PUERTO RICO | Doubtful Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,242	[3]	4,631	[4]
PUERTO RICO | Doubtful Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,162	[3]	3,326	[4]
PUERTO RICO | Doubtful Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,404	[3]	10,843	[4]
PUERTO RICO | Doubtful Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	1,586	[4]
PUERTO RICO | Doubtful Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Doubtful Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,151	[3]	9,750	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	682	[3]	1,458	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	682	[3]	1,458	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	123	[3]	4,277	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,346	[3]	4,015	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,269	[3]	3,456	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	77	[3]	559	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[4]
PUERTO RICO | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	11,948,832	[3]	11,455,344	[4]
PUERTO RICO | Pass Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	97,124	[3]	110,150	[4]
Weighted average obligor risk rating	5.68	[3]	5.92	[4]
PUERTO RICO | Pass Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	820,904	[3]	736,235	[4]
Weighted average obligor risk rating	6.98	[3]	7.16	[4]
PUERTO RICO | Pass Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,057,122	[3]	1,151,917	[4]
Weighted average obligor risk rating	6.93	[3]	6.85	[4]
PUERTO RICO | Pass Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,732,984	[3]	1,878,774	[4]
Weighted average obligor risk rating	6.69	[3]	6.62	[4]
PUERTO RICO | Pass Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,708,134	[3]	3,877,076	[4]
Weighted average obligor risk rating	6.81	[3]	6.79	[4]
PUERTO RICO | Pass Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	138,555	[3]	59,728	[4]
Weighted average obligor risk rating	7.86	[3]	7.84	[4]
PUERTO RICO | Pass Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,379,590	[3]	4,062,712	[4]
PUERTO RICO | Pass Member | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	535,658	[3]	543,064	[4]
PUERTO RICO | Pass Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,186,895	[3]	2,912,764	[4]
PUERTO RICO | Pass Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,160,107	[3]	1,189,447	[4]
PUERTO RICO | Pass Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	12,204	[3]	14,838	[4]
PUERTO RICO | Pass Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,237,502	[3]	974,106	[4]
PUERTO RICO | Pass Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	551,765	[3]	509,434	[4]
PUERTO RICO | Pass Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	225,317	[3]	224,939	[4]
PUERTO RICO | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,283,495	[3]	3,384,795	[4]
PUERTO RICO | Classified Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	17,969	[3]	12,966	[4]
PUERTO RICO | Classified Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	529,529	[3]	525,271	[4]
PUERTO RICO | Classified Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	985,364	[3]	1,079,509	[4]
PUERTO RICO | Classified Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,055,288	[3]	975,760	[4]
PUERTO RICO | Classified Loans [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,588,150	[3]	2,593,506	[4]
PUERTO RICO | Classified Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	73,712	[3]	101,213	[4]
PUERTO RICO | Classified Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	569,334	[3]	626,771	[4]
PUERTO RICO | Classified Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,865	[3]	5,642	[4]
PUERTO RICO | Classified Loans [Member] | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	47,434	[3]	57,663	[4]
PUERTO RICO | Classified Loans [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	22,965	[3]	26,373	[4]
PUERTO RICO | Classified Loans [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,602	[3]	5,213	[4]
PUERTO RICO | Classified Loans [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,280	[3]	9,082	[4]
PUERTO RICO | Classified Loans [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,551	[3]	6,830	[4]
PUERTO RICO | Classified Loans [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,036	[3]	10,165	[4]
UNITED STATES
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,750,865		5,762,457
UNITED STATES | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	906,687		685,817
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,283,999		1,403,993
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	565,964		585,840
UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	805,268		827,095
UNITED STATES | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,561,918		3,502,745
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	40,590		78,998
UNITED STATES | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,129,583		828,977
UNITED STATES | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	384,217		648,409
UNITED STATES | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	634,557		703,328
UNITED STATES | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,141		14,209
UNITED STATES | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	474,229		537,843
UNITED STATES | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	143,129		147,405
UNITED STATES | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	768		2,212
UNITED STATES | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,290		1,659
UNITED STATES | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	265,652		351,979
UNITED STATES | Watch [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	78,490		71,335
UNITED STATES | Watch [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	108,806		192,080
UNITED STATES | Watch [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	22,423		21,109
UNITED STATES | Watch [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	24,489		30,020
UNITED STATES | Watch [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	234,208		314,544
UNITED STATES | Watch [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,268		3,202
UNITED STATES | Watch [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	26,176		34,233
UNITED STATES | Watch [Member] | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Watch [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	108,822		152,638
UNITED STATES | Special Mention Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	22,050		8,230
UNITED STATES | Special Mention Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	55,911		48,085
UNITED STATES | Special Mention Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,747		20,859
UNITED STATES | Special Mention Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,889		26,131
UNITED STATES | Special Mention Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	93,597		103,305
UNITED STATES | Special Mention Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		10,609
UNITED STATES | Special Mention Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,225		38,724
UNITED STATES | Special Mention Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Special Mention Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	624,085		795,268
UNITED STATES | Substandard Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	71,658		69,400
Weighted average obligor risk rating	11.26		11.20
UNITED STATES | Substandard Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	204,532		231,266
Weighted average obligor risk rating	11.38		11.35
UNITED STATES | Substandard Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	113,161		146,367
Weighted average obligor risk rating	11.28		11.41
UNITED STATES | Substandard Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	65,562		102,607
Weighted average obligor risk rating	11.19		11.38
UNITED STATES | Substandard Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	454,913		549,640
Weighted average obligor risk rating	11.31		11.35
UNITED STATES | Substandard Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	21,182		54,096
Weighted average obligor risk rating	11.28		11.78
UNITED STATES | Substandard Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	34,077		37,236
UNITED STATES | Substandard Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	109,470		148,629
Weighted average obligor risk rating	11.30		11.45
UNITED STATES | Substandard Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,443		5,667
UNITED STATES | Substandard Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	505		735
UNITED STATES | Substandard Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,150		4,774
UNITED STATES | Substandard Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	785		128
UNITED STATES | Substandard Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		6
UNITED STATES | Substandard Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3		24
UNITED STATES | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Doubtful Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,249		6,711
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,249		6,711
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,304		6,590
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	941		93
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4		28
UNITED STATES | Unlikely To Be Collected Financing Receivable Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
UNITED STATES | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,747,057		4,455,861
UNITED STATES | Pass Member | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	734,489		536,852
Weighted average obligor risk rating	7.12		7.09
UNITED STATES | Pass Member | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	914,750		932,562
Weighted average obligor risk rating	7.04		7.00
UNITED STATES | Pass Member | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	423,633		397,505
Weighted average obligor risk rating	6.64		7.04
UNITED STATES | Pass Member | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	706,328		668,337
Weighted average obligor risk rating	6.73		6.85
UNITED STATES | Pass Member | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,779,200		2,535,256
Weighted average obligor risk rating	6.81		6.99
UNITED STATES | Pass Member | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	14,140		11,091
Weighted average obligor risk rating	7.21		7.52
UNITED STATES | Pass Member | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,095,506		791,741
UNITED STATES | Pass Member | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	233,346		426,823
Weighted average obligor risk rating	7.48		7.47
UNITED STATES | Pass Member | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	624,865		690,950
UNITED STATES | Pass Member | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	14,636		13,474
UNITED STATES | Pass Member | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	466,775		526,479
UNITED STATES | Pass Member | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	141,403		147,184
UNITED STATES | Pass Member | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	764		2,178
UNITED STATES | Pass Member | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,287		1,635
UNITED STATES | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,003,808		1,306,596
UNITED STATES | Classified Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	172,198		148,965
UNITED STATES | Classified Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	369,249		471,431
UNITED STATES | Classified Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	142,331		188,335
UNITED STATES | Classified Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	98,940		158,758
UNITED STATES | Classified Loans [Member] | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	782,718		967,489
UNITED STATES | Classified Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	26,450		67,907
UNITED STATES | Classified Loans [Member] | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	34,077		37,236
UNITED STATES | Classified Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	150,871		221,586
UNITED STATES | Classified Loans [Member] | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	9,692		12,378
UNITED STATES | Classified Loans [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	505		735
UNITED STATES | Classified Loans [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7,454		11,364
UNITED STATES | Classified Loans [Member] | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,726		221
UNITED STATES | Classified Loans [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4		34
UNITED STATES | Classified Loans [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	$ 3		$ 24

[1]	Non-covered loans held-in-portfolio at December 31, 2012 are net of $97 million in unearned income and exclude $354 million in loans held-for-sale. (December 31, 2011 - $101 million in unearned income and $363 million in loans held-for-sale.)
[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA reportable segment.
[3]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[4]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.